ACQUISITIONS (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended									12 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 09, 2013	Sep. 13, 2013	Dec. 31, 2013 Kentucky Property [Member]	Dec. 31, 2013 Tennessee Property [Member]	Feb. 15, 2013 Tennessee Property [Member]	Feb. 15, 2014 Tennessee Property [Member] Subsequent Event [Member]	Dec. 31, 2013 Viking Acquisition Group LLC [Member]	Jun. 30, 2013 Viking Prep Plant LLC [Member]	Mar. 31, 2013 Viking Prep Plant LLC [Member]	Dec. 31, 2013 Viking Prep Plant LLC [Member]
Acquisition Cost Of Acquired Entity Purchase Price						$ 11,000	$ 55,000
Business Acquisition Potential Payment								30,000	25,000
Debt Instrument, Increase, Accrued Interest	6,020										2,800	2,800	2,800
Acquisition Of ship Interest Percentage					100.00%
Common Stock Issued With Fair Value	4,238			8,402
Business Acquisition Purchases Price Adjusted Amount	13,363			28,402
Revenues	7,343	8,928								203
Operating Expenses, Total	$ 90,512	$ 25,398	$ 111,875										$ 938